Changes in Operations and Non-operating Items (Tables)	12 Months Ended
Dec. 31, 2015
Changes in Operations and Non-Operating Items [Abstract]
Schedule of Severance Accrual and Related Activities
Changes to the accrued liability for severance and related expenses were as follows (in thousands):

Balance at December 29, 2013	$11,640
Additions	12,176
Payments	(15,895)
Liability distributed in Publishing Spin-Off	(5,308)
Balance at December 28, 2014	$2,613
Additions	5,943
Payments	(4,103)
Balance at December 31, 2015	$4,453

Schedule of Other Nonoperating Income (Expense)
Non-Operating Items—Non-operating items for 2015, 2014 and 2013 are summarized as follows (in thousands):

	2015	2014	2013
Loss on extinguishment of debt	$(37,040)	$—	$(28,380)
Gain on investment transactions, net	12,173	372,485	150
Other non-operating gain (loss), net	8,140	(4,804)	(1,492)
Total non-operating items	$(16,727)	$367,681	$(29,722)